BNY MELLON ABSOLUTE INSIGHT FUNDS, INC.

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York 10166

July 13, 2018

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Attention: Frank Buda

Re:	BNY Mellon Absolute Insight Funds, Inc.
Registration Statement on Form N-14 (File No. 333-225207)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Fund hereby certifies that:

(1)	the form of Prospectus/Proxy Statement and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from those contained in Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-14; and

(2)	the text of Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-14 was filed electronically on July 3, 2018.

BNY MELLON ABSOLUTE INSIGHT FUNDS, INC.

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Assistant Secretary